CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2023 CAD ($) $ / shares
Assets
Cash, cash equivalents and short-term securities	$ 13,873	$ 13,173
Debt securities	81,955	75,493
Equity securities	9,974	7,138
Mortgages and loans	57,619	54,600
Derivative assets	1,971	2,183
Other financial invested assets	13,306	10,361
Financial assets	178,698	162,948
Investment properties	9,290	9,723
Other non-financial invested assets	1,829	1,657
Invested assets	189,817	174,328
Other assets	7,021	6,462
Reinsurance contracts held that are assets	6,318	5,794
Insurance contract assets	355	184
Deferred tax assets	3,910	3,878
Intangible assets	5,058	5,174
Goodwill	9,456	8,969
Total general fund assets	221,935	204,789
Investments for account of segregated fund holders	148,786	128,452
Total assets	370,721	333,241
Liabilities
Insurance contract liabilities excluding those for account of segregated fund holders	147,269	135,669
Reinsurance contract held liabilities	1,825	1,623
Investment contract liabilities	11,678	11,672
Derivative liabilities	2,077	1,311
Deferred tax liabilities	286	281
Other liabilities	26,292	23,655
Senior debentures	200	200
Subordinated debt	6,179	6,178
Total general fund liabilities	195,806	180,589
Insurance contract liabilities for account of segregated fund holders	20,097	19,041
Investment contract liabilities for account of segregated fund holders	128,689	109,411
Total liabilities	344,592	309,041
Equity
Issued share capital and contributed surplus	10,526	10,660
Shareholders’ retained earnings and accumulated other comprehensive income	15,031	12,922
Total shareholders’ equity	25,557	23,582
Equity in the participating account	496	457
Non-controlling interests’ equity	76	161
Total equity	26,129	24,200
Total liabilities and equity	$ 370,721	$ 333,241
Exchange rates at the end of the reporting periods (in USD per share) | $ / shares	1.44	1.32